SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Class A common stock subject to possible redemption reflected in the balance sheets reconciled (Details)	12 Months Ended
Dec. 31, 2022 USD ($)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Convertible preferred stock, beginning balance	$ 160,507,000
Convertible preferred stock, ending balance	164,006,000
MedTech Acquisition Corp
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Redemptions of Class A common stock	(232,371,273)
Accretion of carrying value to redemption value	2,171,303
MedTech Acquisition Corp | Class A common stock subject to possible redemption
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Convertible preferred stock, beginning balance	250,000,000
Redemptions of Class A common stock	(232,371,273)
Accretion of carrying value to redemption value	(2,093,167)
Extension Deposit	78,136
Convertible preferred stock, ending balance	$ 19,800,030